Note 10 - Sales of Shares Under Common Stock Purchase Agreement (Details Textual) - USD ($)					3 Months Ended			9 Months Ended		12 Months Ended
	Aug. 02, 2023	Nov. 10, 2022	Aug. 11, 2022	Jul. 08, 2022	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Common Stock, Par or Stated Value Per Share (in dollars per share)					$ 0.001			$ 0.001		$ 0.001	$ 0.001
Stock Issued During Period, Value, New Issues					$ 290,842	$ 56,266	$ 1,999,500			$ 2,037,000
Registration Rights Agreement [Member]
Common Stock, Maximum Shares Sold (in shares)				450,000
Common Stock Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)	20,000
B. Riley Principal Capital II, LLC (the “Selling Stockholder”) [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share)				$ 0.001
Stock Issued During Period, Shares, New Issues (in shares)										0
Amortization of Commitment Fee					$ 54,692			$ 150,000
B. Riley Principal Capital II, LLC (the “Selling Stockholder”) [Member] | Prepaid Expenses and Other Current Assets [Member]
Commitment Fee, Fair Value Disclosure										$ 150,000
B. Riley Principal Capital II, LLC (the “Selling Stockholder”) [Member] | Registration Rights Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)				119,780
Stock Issued During Period, Value, New Issues				$ 150,000
B. Riley Principal Capital II, LLC (the “Selling Stockholder”) [Member] | Commitment Fee [Member]
Stock Issued During Period, Shares, New Issues (in shares)		2,995	8,984
B. Riley Principal Capital II, LLC (the “Selling Stockholder”) [Member] | Common Stock Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)					20,000		0	27,429
Shares Issued, Average Price Per Share (in dollars per share)					$ 5.9			$ 6.3
Shares Issued, Fees Per Share (in dollars per share)					$ 0.3			$ 0.3
Stock Issued During Period, Value, New Issues					$ 118,655			$ 172,108	$ 0